Note 54 Annual fixed remuneration Senior management (Details) - EUR (€) € in Thousands		Dec. 31, 2024	Dec. 31, 2023
Annual fixed remuneration senior management [Line Items]
Senior management total annual fixed remuneration	[1]	€ 19,928	€ 18,187

[1]	(1) 16 members as of December 31, 2024, and 15 members as of December 31, 2023, excluding executive directors in both cases.